UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: September 30, 2004" Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI November 9, 2004"

	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 51
	"Form 13F Information Table Value Total:  $183,953"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"6,327"	"150,652"			other	0	"4,800"	0	"145,852"
	Alberto Culver	com	013068101	"1,737"	"40,406"			other	0	400	0	"40,006"
	American Int'l Group	com	026874107	"7,633"	"112,255"			other	0	"2,800"	0	"109,455"
	Amgen	com	031162100	"8,851"	"155,287"			other	0	"4,700"	0	"150,587"
	Analog Devices	com	032654105	"2,748"	"70,470"			other	0	"2,000"	0	"68,470"
	Anheuser-Busch	com	035229103	"1,101"	"22,015"			other	0	400	0	"21,615"
	Automatic Data Processing	com	053015103	"7,482"	"182,501"			other	0	"5,900"	0	"176,601"
	Bed Bath & Beyond Inc	com	075896100	812	"21,950"			other	0	600	0	"21,350"
	BP PLC ADS	com	055622104	"1,116"	"19,250"			other	0	0	0	"19,250"
	"Cardinal Health, Inc"	com	14149Y108	448	"10,175"			other	0	0	0	"10,175"
	Citizens Banking Corp.	com	174420109	564	"17,099"			other	0	0	0	"17,099"
	Cintas	com	172908105	"4,031"	"95,988"			other	0	"2,600"	0	"93,388"
	Cisco Systems	com	17275R102	"7,385"	"410,269"			other	0	"16,600"	0	"393,669"
	Coca-Cola	com	191216100	805	"20,126"			other	0	0	0	"20,126"
	Colgate-Palmolive	com	194162103	"6,387"	"141,941"			other	0	"5,650"	0	"136,291"
	Dell Inc.	com	247025109	906	"25,160"			other	0	800	0	"24,360"
	Dentsply International Inc.	com	249030107	837	"16,100"			other	0	400	0	"15,700"
	EMC Corp.	com	268648102	564	"46,970"			other	0	"1,700"	0	"45,270"
	Exxon-Mobil	com	30231G102	441	"9,180"			other	0	0	0	"9,180"
	First Data Corp.	com	319963104	"3,524"	"80,100"			other	0	"2,850"	0	"77,250"
	General Electric	com	369604103	839	"24,691"			other	0	0	0	"24,691"
	Heinz (H. J.)	com	423074103	202	"5,603"			other	0	0	0	"5,603"
	Home Depot	com	437076102	"8,858"	"227,138"			other	0	"7,350"	0	"219,788"
	Independent Bank	com	453838104	592	"21,946"			other	0	0	0	"21,946"
	Intel	com	458140100	251	"12,560"			other	0	0	0	"12,560"
	Investors Financial Services	com	461915100	"1,059"	"23,525"			other	0	600	0	"22,925"
	Johnson & Johnson	com	478160104	"11,083"	"197,917"			other	0	"6,200"	0	"191,717"
	Morgan (J. P.) Chase	com	616880100	373	"9,336"			other	0	0	0	"9,336"
	"Lilly, Eli"	com	532457108	989	"16,485"			other	0	"1,375"	0	"15,110"
	Linear Technology	com	402590391	"6,240"	"173,342"			other	0	"5,400"	0	"167,942"
	Lowe's Cos.	com	548661107	"5,985"	"110,840"			other	0	"3,000"	0	"107,840"
	Marsh & McLennan	com	571748102	"1,374"	"29,868"			other	0	100	0	"29,768"
	McDonald's Corp.	com	580135101	251	"8,950"			other	0	0	0	"8,950"
	Medtronic	com	585055106	"4,874"	"93,730"			other	0	"3,600"	0	"90,130"
	Merck	com	589331107	"3,135"	"95,007"			other	0	"1,700"	0	"93,307"
	Microsoft	com	594918104	"5,619"	"200,674"			other	0	"6,100"	0	"194,574"
	Oracle	com	68389X105	144	"13,100"			other	0	0	0	"13,100"
	Paychex Inc.	com	704326107	"3,220"	"107,321"			other	0	"2,800"	0	"104,521"
	Pepisco	com	713448108	"6,547"	"133,612"			other	0	"3,825"	0	"129,787"
	Pfizer	com	717081103	"4,527"	"146,023"			other	0	"4,300"	0	"141,723"
	Procter & Gamble	com	742718109	"6,344"	"117,486"			other	0	"5,300"	0	"112,186"
	Qualcomm Inc.	com	747525103	"4,937"	"126,580"			other	0	"2,600"	0	"123,980"
	Regions Financial	com	758940100	488	"14,789"			other	0	617	0	"14,172"
	State Street Corp.	com	857473102	"5,340"	"124,193"			other	0	"3,800"	0	"120,393"
	Stryker Corp.	com	863667101	"12,771"	"266,071"			other	0	"7,200"	0	"258,871"
	Sysco  Corp.	com	871829107	"10,334"	"344,465"			other	0	"13,200"	0	"331,265"
	Walgreen	com	931422109	"5,689"	"158,040"			other	0	"2,600"	0	"155,440"
	Wal-Mart Stores	com	931142103	"5,716"	"107,859"			other	0	"4,600"	0	"103,259"
	Wells Fargo	com	949746101	"1,023"	"17,050"			other	0	500	0	"16,550"
	"Wrigley, Wm."	com	982526105	507	"8,050"			other	0	0	0	"8,050"
	Wyeth	com	983024100	944	"25,503"			other	0	0	0	"25,503"